Income Tax Provision (Details) - Schedule of Reconciliation Between the Effective Tax Rate on Income from Continuing Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between the Effective Tax Rate on Income from Continuing Operations [Abstract]
Book Loss Before Tax	$ (36,279)	$ (18,415)
US Federal Tax: 21%	(7,619)	(3,867)
State Taxes, net of federal income tax effect: 12.60%
Tax Effect of:
Permanent Differences	2,577
Reversal/Addition of the Prior year tax	578	(2,039)
Tax rate change
Expiration of Unused Capital Loss Carryforward
Change in valuation allowance	5,473	5,707
Foreign tax rate differential	(1,004)	199
Provision For Income Taxes	$ 5